Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
14.	Commitments and Contingencies

Charter Hire Receivable

The Company has entered into long term charters for its vessels. The charter hire is fixed for the duration of the charter. The charters were originally for periods of between five and 17 years and the maximum future annual charter hire receivable for the fleet of 17 vessels as at December 31, 2011 before allowance for any off-hire periods, is as follows:

Year ending December 31,	Fleet as at December 31, 2011
2012	156,502
2013	135,952
2014	135,952
2015	135,952
2016	135,013
Thereafter	503,542

$1,202,913